Quarterly Report
January 31, 2020
MFS®  Lifetime®  2025 Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 57.7%
MFS Emerging Markets Debt Fund - Class R6	691,607	$10,436,356
MFS Emerging Markets Debt Local Currency Fund - Class R6	987,356	6,881,873
MFS Global Bond Fund - Class R6	1,894,519	17,410,632
MFS Government Securities Fund - Class R6	3,442,571	34,769,962
MFS High Income Fund - Class R6	5,039,324	17,335,273
MFS Inflation-Adjusted Bond Fund - Class R6	3,132,007	33,387,195
MFS Limited Maturity Fund - Class R6	4,983,370	30,049,722
MFS Total Return Bond Fund - Class R6	4,363,325	48,869,243
		$199,140,256
International Stock Funds – 8.5%
MFS Blended Research International Equity Fund - Class R6	1,309,286	$14,467,606
MFS International Growth Fund - Class R6	100,290	3,634,505
MFS International Intrinsic Value Fund - Class R6	80,652	3,647,877
MFS International New Discovery Fund - Class R6	13,073	457,163
MFS Research International Fund - Class R6	378,056	7,273,804
		$29,480,955
Specialty Funds – 4.2%
MFS Commodity Strategy Fund - Class R6	1,466,447	$7,288,243
MFS Global Real Estate Fund - Class R6	412,419	7,324,551
		$14,612,794
U.S. Stock Funds – 29.4%
MFS Blended Research Core Equity Fund - Class R6	378,463	$10,672,665
MFS Blended Research Growth Equity Fund - Class R6	695,863	10,688,460
MFS Blended Research Mid Cap Equity Fund - Class R6	1,239,476	15,010,054
MFS Blended Research Small Cap Equity Fund - Class R6	265,306	3,608,164
MFS Blended Research Value Equity Fund - Class R6	798,167	10,679,476
MFS Growth Fund - Class R6	80,889	10,722,654
MFS Mid Cap Growth Fund - Class R6	323,667	7,518,780
MFS Mid Cap Value Fund - Class R6	303,024	7,502,866
MFS New Discovery Fund - Class R6	55,957	1,812,995
MFS New Discovery Value Fund - Class R6	113,698	1,808,935
MFS Research Fund - Class R6	230,106	10,699,946
MFS Value Fund - Class R6	243,923	10,664,309
		$101,389,304
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.62% (v)	775,980	$776,058
Total Investment Companies		$345,399,367

Other Assets, Less Liabilities – (0.0)%		(133,707)
Net Assets – 100.0%		$345,265,660
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $345,399,367.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$345,399,367	$—	$—	$345,399,367
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$9,554,219	$1,891,516	$1,360,162	$33,937	$553,155	$10,672,665
MFS Blended Research Growth Equity Fund	9,541,525	1,744,275	1,391,587	44,836	749,411	10,688,460
MFS Blended Research International Equity Fund	13,325,449	2,644,667	1,824,645	(33,628)	355,763	14,467,606
MFS Blended Research Mid Cap Equity Fund	14,185,666	2,247,377	1,838,261	100,157	315,115	15,010,054
MFS Blended Research Small Cap Equity Fund	3,317,030	816,539	469,185	7,214	(63,434)	3,608,164
MFS Blended Research Value Equity Fund	9,588,601	1,868,285	1,061,960	23,896	260,654	10,679,476
MFS Commodity Strategy Fund	6,649,640	1,868,997	615,294	(69,842)	(545,258)	7,288,243
MFS Emerging Markets Debt Fund	8,766,979	1,735,655	578,982	(8,549)	521,253	10,436,356
MFS Emerging Markets Debt Local Currency Fund	5,849,515	1,145,799	486,979	(18,315)	391,853	6,881,873
MFS Global Bond Fund	14,603,367	3,459,281	1,414,954	896	762,042	17,410,632
MFS Global Real Estate Fund	6,677,188	1,356,269	1,095,603	46,490	340,207	7,324,551
MFS Government Securities Fund	29,194,356	7,053,714	2,811,721	(21,685)	1,355,298	34,769,962
MFS Growth Fund	9,564,368	1,205,386	1,445,944	126,678	1,272,166	10,722,654
MFS High Income Fund	14,623,656	3,322,308	887,018	(15,380)	291,707	17,335,273
MFS Inflation-Adjusted Bond Fund	26,684,218	7,698,951	2,402,464	2,645	1,403,845	33,387,195
MFS Institutional Money Market Portfolio	772,854	6,321,485	6,318,291	(7)	17	776,058
MFS International Growth Fund	3,335,595	500,574	384,673	7,933	175,076	3,634,505
MFS International Intrinsic Value Fund	3,338,919	529,898	333,686	5,619	107,127	3,647,877
MFS International New Discovery Fund	830,561	19,887	411,854	101,205	(82,636)	457,163
MFS Limited Maturity Fund	20,902,459	9,578,406	766,987	(292)	336,136	30,049,722
MFS Mid Cap Growth Fund	7,089,647	713,737	1,173,792	219,831	669,357	7,518,780
MFS Mid Cap Value Fund	7,087,574	1,089,176	975,946	37,472	264,590	7,502,866
MFS New Discovery Fund	1,668,128	345,058	286,363	14,056	72,116	1,812,995
MFS New Discovery Value Fund	1,664,968	368,852	251,959	9,747	17,327	1,808,935
MFS Research Fund	9,584,086	1,463,821	1,159,161	33,853	777,347	10,699,946
MFS Research International Fund	6,671,462	943,560	812,397	12,825	458,354	7,273,804
MFS Total Return Bond Fund	37,992,765	11,612,902	3,000,988	10,071	2,254,493	48,869,243
MFS Value Fund	9,606,923	1,403,396	933,581	25,468	562,103	10,664,309
	$292,671,718	$74,949,771	$36,494,437	$697,131	$13,575,184	$345,399,367
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$173,178	$367,873
MFS Blended Research Growth Equity Fund	92,838	381,405
MFS Blended Research International Equity Fund	433,211	—
MFS Blended Research Mid Cap Equity Fund	234,735	479,766
MFS Blended Research Small Cap Equity Fund	49,447	18,657
MFS Blended Research Value Equity Fund	235,880	—
MFS Commodity Strategy Fund	136,243	—
MFS Emerging Markets Debt Fund	334,142	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Debt Local Currency Fund	$234,641	$—
MFS Global Bond Fund	297,489	—
MFS Global Real Estate Fund	406,088	—
MFS Government Securities Fund	583,025	—
MFS Growth Fund	—	167,144
MFS High Income Fund	583,767	—
MFS Inflation-Adjusted Bond Fund	555,509	—
MFS Institutional Money Market Portfolio	12,004	—
MFS International Growth Fund	40,842	13,886
MFS International Intrinsic Value Fund	43,586	105,041
MFS International New Discovery Fund	7,184	7,903
MFS Limited Maturity Fund	521,329	—
MFS Mid Cap Growth Fund	—	60,522
MFS Mid Cap Value Fund	112,093	62,016
MFS New Discovery Fund	40,321	79,217
MFS New Discovery Value Fund	42,832	45,142
MFS Research Fund	135,287	276,707
MFS Research International Fund	143,828	—
MFS Total Return Bond Fund	999,005	—
MFS Value Fund	177,082	130,651
	$6,625,586	$2,195,930
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